UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 7/31/10

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2010

1-866-263-9260

www.unusualfund.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION FUND

July 31, 2010

The first seven months of 2010 was quite a roller-coaster for the equity markets. The first quarter of the year showed a continuance from 2009 of the advance in the stock market. However, in May and June, equity markets fell sharply. Markets did bounce back in July, leaving them roughly flat year-to-date.

In the beginning of May, several of our trend-following models became defensive and moved to cash, signaling that the uptrend in the equity markets had been interrupted. As of July 31, our only trend-following models that were invested in the market were High Yield Corporate Bonds, High Yield Municipal Bonds and Inflation Protected Bonds. Once our remaining models signal that an uptrend has resumed, we will re-enter that market segment. As for our individual stock investments, we are seeing a continuation of only a few stocks being selected by our financial statement analysis models, which has been the case for some time now. As of July 31, we held positions in only four stocks.

The total return for the Adaptive Allocation Fund and the S&P 500 for the period ending July 31, 2010 are listed below (Periods greater than 1 year are annualized):

Since

Past

Past

Past

Past

Inception

6 months

1 year

2 years

3 years

(2/24/2006)

Adaptive Allocation Fund C

6.79%

17.05%

3.00%

1.05%

-0.49%

S&P 500

3.61%

13.84%

-4.55%

-6.78%

-1.43%

Performance information for Class A Shares is not presented, as the inception date for A Shares is March 25, 2010.

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is neither a front end load nor a deferred sales charge for the Adaptive Allocation Fund C Class Shares. The A Class shares are subject to a maximum front end load of 4.75%. Shares held for less than 90 days of both classes are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses such as the costs of investing in underlying funds), as stated in the fee table in the Fund’s prospectus dated June 1, 2010, is 3.49% for C Class and 2.74% for A Class.  For current performance information, please visit www.unusualfund.com or call toll-free 1-866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  Investments in derivative securities may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions.  An investor should also consider the Fund's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Fund is contained in the Fund's prospectus, which can be obtained on the web at www.unusualfund.com or by calling 1-866-263-9260. Please read the prospectus carefully before investing. The Adaptive Allocation Fund is distributed by Northern Lights Distributors, LLC, member FINRA www.finra.org.      1282-NLD-9/7/2010

Adaptive Allocation Fund
PORTFOLIO REVIEW
July 31, 2010 (Unaudited)

The Fund's performance figures* for the period ending July 31, 2010, compared to its benchmark:

Annualized Average Returns:	Six Months	One Year	Inception** - July 31, 2010	Inception*** - July 31, 2010
Adaptive Allocation Fund - Class C	6.79%	17.05%	(0.49%)	N/A
Adaptive Allocation Fund - Class A	N/A	N/A	N/A	(3.74%)
S&P 500 Total Return Index	3.61%	13.84%	(1.43%)	(4.89%)

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-866-263-9260.

** Inception date is February 24, 2006.
*** Inception date is March 25, 2010.

Top Holdings By Industry		% of Net Assets
Mutual Funds		41.0%
Common Stock		8.4%
Other, Cash & Cash Equivalents		50.6%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2010
Shares		Value
	COMMON STOCK - 8.4%
	BANKS - 2.1%
12,116	JPMorgan Chase & Co.	$ 488,032

	BIOTECHNOLOGY - 2.2%
9,127	Alexion Pharmaceuticals, Inc. *	496,144

	INSURANCE - 2.1%
8,591	RenaissanceRe Holdings Ltd.	491,577

	PHARMACEUTICALS - 2.0%
8,120	Cephalon, Inc. *	460,810

	TOTAL COMMON STOCK (Cost - $1,895,386)	1,936,563

	MUTUAL FUNDS - 41.0%
	DEBT FUNDS - 41.0%
229,388	Nuveen High Yield Municipal Bond Fund	3,583,044
141,931	Vanguard Inflation-Protected Securities Fund	3,613,569
266,204	Western Asset High Yield Portfolio	2,302,662
	TOTAL MUTUAL FUNDS (Cost - $9,171,370)	9,499,275

	SHORT-TERM INVESTMENTS - 50.7%
	MONEY MARKET FUNDS - 50.7%
4,030,707	Fidelity Institutional Money Market Funds - Treasury Only Portfolio, 0.01% **	4,030,707
1,500,000	Goldman Sachs Financial Square Funds - Federal Fund, 0.01% **	1,500,000
2,194,281	Goldman Sachs Financial Square Funds - Government Fund, 0.01% **	2,194,281
4,000,000	Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 0.01% **	4,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,724,988)	11,724,988

	TOTAL INVESTMENTS - 100.1% (Cost - $22,791,744)(a)	$ 23,160,826
	LIABILITIES LESS OTHER ASSETS - (0.1%)	(37,085)
	NET ASSETS - 100.0%	$ 23,123,741

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 369,194
	Unrealized depreciation:	(112)
	Net unrealized appreciation:	$ 369,082

*	Non-Income producing security.
**	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2010.

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 22,791,744
At value	$ 23,160,826
Dividends and interest receivable	15,152
Prepaid expenses and other assets	6,870
TOTAL ASSETS	23,182,848

LIABILITIES
Payable for Fund shares sold	4,000
Investment advisory fees payable	18,986
Distribution (12b-1) fees payable	13,606
Fees payable to other affiliates	10,499
Shareholder servicing fee	4,535
Accrued expenses and other liabilities	7,481
TOTAL LIABILITIES	59,107
NET ASSETS	$ 23,123,741

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 23,302,946
Accumulated net investment loss	(195,395)
Accumulated net realized loss from security transactions	(352,892)
Net unrealized appreciation of investments	369,082
NET ASSETS	$ 23,123,741

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,373,132
Shares of beneficial interest outstanding	140,555
Net Asset Value (Net Assets / Shares Outstanding) and redemption price per share (a)	$ 9.77
Maximum offering price per share (maximum sales charge of 4.75%)	$ 10.26

Class C Shares:
Net Assets	$ 21,750,609
Shares of beneficial interest outstanding	2,231,792
Net Asset Value (Net Assets / Shares Outstanding), offering price
and redemption price per share (a)	$ 9.75

(a) Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,436 foreign taxes withheld)	$ 112,095
Interest	401
TOTAL INVESTMENT INCOME	112,496

EXPENSES
Investment advisory fees	113,547
Distribution (12b-1) fees	82,563
Shareholder servicing fees	27,521
Administrative services fees	18,864
Professional fees	12,688
Accounting services fees	12,751
Transfer agent fees	14,792
Compliance officer fees	5,782
Printing and postage expenses	2,478
Trustees' fees and expenses	3,186
Custodian fees	2,446
Registration fees	2,520
Insurance expense	468
Other expenses	786
TOTAL EXPENSES	300,392
NET INVESTMENT LOSS	(187,896)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	4,956,331
Net change in unrealized depreciation of investments	(3,467,377)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,488,954

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,301,058

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	July 31, 2010	Year Ended
	(Unaudited)	January 31, 2009
FROM OPERATIONS
Net investment loss	$ (187,896)	$ (104,396)
Net realized gain (loss) from security transactions	4,956,331	(896,669)
Net change in unrealized appreciation (depreciation) of investments	(3,467,377)	4,705,491
Net increase in net assets resulting from operations	1,301,058	3,704,426

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,371,977	915,926
Payments for shares redeemed	(1,569,864)	(376,192)
Net increase in net assets from shares of beneficial interest	1,802,113	539,734

TOTAL INCREASE IN NET ASSETS	3,103,171	4,244,160

NET ASSETS
Beginning of Period	20,020,570	15,776,410
End of Period*	$ 23,123,741	$ 20,020,570
* Includes accumulated net investment loss of:	$ (195,395)	$ (7,499)

SHARE ACTIVITY
Shares Sold	332,352	104,416
Shares Redeemed	(154,321)	(47,886)
Net increase in shares of beneficial interest outstanding	178,031	56,530

See accompanying notes to financial statements.

Adaptive Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A

	Period Ended
	July 31, 2010 (1)
	(Unaudited)
Net asset value,
beginning of period	$ 10.15

Activity from investment operations:
Net investment income (loss)	0.00	(2)
Net realized and unrealized
loss on investments	(0.38)
Total from investment operations	(0.38)

Net asset value, end of period	$ 9.77

Total return (3)	(3.74%)	(4)

Net assets, end of period (000s)	$ 1,373

Ratio of expenses to average
net assets (5)	1.96%	(6)
Ratio of net investment income (loss)
to average net assets (5)	(0.91)%	(6)

Portfolio Turnover Rate	92%	(4)

(1) The Adaptive Allocation Fund's Class A shares commenced operations on March 25, 2010.
(2) Amount represents less than $.01 per shares.
(3) Total return shown excludes the effect of applicable redemption fees.
(4) Not annualized.
(5)		The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Annualized.

See accompanying notes to financial statements.

Adaptive Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C

	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	July 31, 2010		January 31,	January 31,	January 31,		January 31,
	(Unaudited)		2010	2009	2008		2007 (1)
Net asset value,
beginning of period	$ 9.13		$ 7.38	$ 9.00	$ 10.35		$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.08)		(0.05)	(0.12)	(0.01)		0.02
Net realized and unrealized
gain/(loss) on investments	0.70		1.80	(1.50)	(1.34)		0.37
Total from investment operations	0.62		1.75	(1.62)	(1.35)		0.39

Paid-in-Capital from
Redemption fees	-		-	-	0.00	(2)	-

Less distributions from:
Net investment income	-		-	-	-		(0.04)
Total distributions	-		-	-	-		(0.04)

Net asset value, end of period	$ 9.75		$ 9.13	$ 7.38	$ 9.00		$ 10.35

Total return (3)	6.79%	(4)	23.71%	(18.00%)	(13.04%)		3.88%	(4)

Net assets, end of period (000s)	$ 21,751		$ 20,021	$ 15,776	$ 20,154		$ 25,865

Ratio of expenses to average
net assets (5)	2.65%	(6)	2.76%	2.79%	2.59%		2.76%	(6)
Ratio of net investment income (loss)
to average net assets (5)	(1.67%)	(6)	(0.59%)	(1.30%)	(0.09%)		0.19%	(6)

Portfolio Turnover Rate	92%	(4)	164%	728%	610%		694%	(4)

(1)	The Adaptive Allocation Fund's Class C shares commenced operations on February 24, 2006.
(2) Amount represents less than $.01 per shares.
(3)	Total return shown excludes the effect of applicable redemption fees.
(4) Not annualized.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Annualized

See accompanying notes to financial statements.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2010 (Unaudited)

1.

ORGANIZATION

The Adaptive Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks growth and risk-adjusted total return.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying Funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,936,563	$ -	$ -	$ 1,936,563
Mutual Funds	9,499,275	-	-	9,499,275
Money Market Funds	-	11,724,988	-	11,724,988
Total	$ 11,435,838	$ 11,724,988	$ -	$ 23,160,826

                          The Fund did not hold any Level 3 securities during the period.

                          *Refer to the Portfolio of Investments for security classifications.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2007 through 2009 and during the year ended January 31, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

3.  INVESTMENT TRANSACTIONS

For the six months ended July 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investment, amounted to $12,574,393 and $19,232,442, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Critical Math Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.24% and 2.99% per annum of the Fund’s average daily net assets for Class A shares and Class C shares respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.24% and 2.99% of average daily net assets for Class A shares and Class C shares respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.24% and 2.99% of average daily net assets for Class A shares and Class C shares respectively. If Fund Operating Expenses subsequently exceed 2.24% and 2.99% per annum of the Fund's average daily net assets for Class A shares and Class C shares respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. As of July 31, 2010 no fees were required to be reimbursed under this agreement.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets attributable to Class A shares and 1.00% of its average daily net assets attributable to Class C shares and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities.  A portion of the fee payable pursuant to the plan, equal to 0.25% of average daily net assets attributable to Class C shares, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  Each Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.    Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

A portion of the amount paid by the Fund during the year ended January 31, 2010, was accrued for in a prior year.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the period ended July 31, 2010 were $705.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2010, the Fund incurred expenses of $5,782 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended July 31, 2010, GemCom collected amounts totaling $4,855 for EDGAR and printing services performed.  Such fees are included in the line item marked “Printing and postage expenses” on the Statement of Operations in this shareholder report.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the period ended July 31, 2010, the Fund assessed $7 for Class A shares and $302 for Class C shares in redemption fees.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions paid for the fiscal years ended January 31, 2010 and January 31, 2009.

As of January 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis undistributed ordinary income is attributable to the unamortized portion of organizational expenses for tax purposes of $7,499.

At January 31, 2010, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $19,709 of such capital losses.

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the period ended January 31, 2010 as follows: a decrease in paid-in capital of $105,063 and a decrease in accumulated net investment loss of $105,063.

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

8. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events in preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

Adaptive Allocation Fund

EXPENSE EXAMPLES

July 31, 2010 (Unaudited)

As a shareholder of the Adaptive Allocation Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 through July 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expenses Paid During Period 2/1/10 – 7/31/10*
Class A (a)	$1,000.00	$962.60	$6.69
Class C	$1,000.00	$1,067.90	$13.61

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expenses Paid During Period 2/1/10 – 7/31/10***
Class A**	$1,000.00	$1,015.08	$9.79
Class C	$1,000.00	$1,011.63	$13.24

(a) The Adaptive Allocation Class A shares commenced operations on march 27, 2010.

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (127 days for Class A and 181 days for Class C) divided by the number of days in the fiscal year (365).

** The hypothetical example assumes that the Portfolio was in operation for the full six months ended 7/31/10.

*** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

29 Emmons Drive, Suite A-20

Princeton, NJ 08540

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/4/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/4/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/4/10